UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):      [ ]  is a restatement.
                                       [ ]  adds new holdings
                                            entries

Institutional Investment Manager Filing this Report:

Name:     American National Trust and Investment Management Company
Address:  320 South High Street
          Muncie, IN 47305


Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Roxann E. Wilson
Title: Operations Balancing Specialist
Phone: (765) 747-7627

Signature, Place, and Date of Signing:

/s/ Roxann E. Wilson              Muncie, IN                 6/30/1999
----------------------------      -----------------------    -------------
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting' manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

                             FORM 13F SUMMARY PAGE


Report Summary


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   150

Form 13F Information Table Value Total:  $617,550
                                          (thousands)


List of Other Included Managers


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name
NONE

                           FORM 13F INFORMATION TABLE


             COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
          NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- --------
AFLAC Inc.                        Common         001055102   2,514,193  51,973        Defined               49,473             2,500
ANB Corporation                   Common         001926104  12,708,142 540,772        Defined              377,752           163,020
AT&T Corp.                        Common         001957109     820,079  14,743        Defined               14,518               225
Abbott Laboratories, Inc.         Common         002824100  14,600,895 328,110        Defined              289,910            38,200
Abercrombie & Fitch Co CL A       Common         002896207     230,850   4,860        Defined                2,860             2,000
Albertson's Inc.                  Common         013104104   3,602,844  70,730        Defined               67,505             3,225
Allied Signal Inc.                Common         019512102   2,249,551  35,426        Defined               33,301             2,125
Alltel Corp.                      Common         020039103   1,073,314  14,920        Defined               14,795               125
Alltrista Corp.                   Common         020040101   2,222,241  72,268        Defined               17,573            54,695
American General Corp             Common         026351106   2,387,487  32,455        Defined               28,150             4,305
American Home Products Co         Common         026609107   2,267,935  42,540        Defined               19,140            23,400
American Intl Group Inc.          Common         026874107  21,318,764 175,192        Defined              149,787            25,405
Ameritech Corp. New               Common         030954101  18,804,170 268,631        Defined              234,071            34,560
Anheuser-Busch Cos Inc.           Common         035229103   2,499,806  35,085        Defined               34,285               800
Associates First Capital Corp.    Common         046008108     768,422  18,857        Defined               18,632               225
Automatic Data Processing         Common         053015103   4,971,408 113,146        Defined               88,346            24,800
Avery Dennison Corp.              Common         053611109   6,441,024 105,698        Defined              104,698             1,000
BP Amoco PLC SPONS ADR            Common         055622104  20,719,483 191,404        Defined              171,566            19,838
BMC Software, Inc.                Common         055921100   1,590,298  29,970        Defined               29,345               625
Ball Corp.                        Common         058498106  39,145,632 850,992        Defined              338,980           512,012
Bank One Corp                     Common         06423A103   6,049,922 104,309        Defined              102,015             2,294
Bellsouth Corp.                   Common         079860102   9,976,188 224,184        Defined              196,934            27,250
Berkshire Hathaway Inc. Del. Cl. ACommon         084670108     206,400       3         Sole                      3                 0
Bestfoods                         Common         08658U101   1,188,000  24,000        Defined               23,475               525
Biomet, Inc.                      Common         090613100     243,750   6,000        Defined                2,000             4,000
Bristol Myers Squibb Co.          Common         110122108   1,056,230  15,280         Sole                 15,280                 0
CNB Bancshares Inc.               Common         126126101     214,076   3,810         Sole                  3,810                 0
Cardinal Health Inc.              Common         14149Y108   1,282,066  20,091        Defined               19,881               210
Carnival Corp. Com Stock          Common         143658102   7,567,266 158,063        Defined              151,063             7,000
Central Newspapers                Common         154647101   2,265,654  58,000         Sole                 58,000                 0
Chevron Corporation               Common         166751107     238,904   2,550         Sole                  2,550                 0
Cinergy Corporation               Common         172474108   1,635,574  50,228        Defined               49,928               300
Cisco Systems                     Common         17275R102  10,788,437 172,615        Defined              168,765             3,850
Citigroup, Inc.                   Common         172967101   2,971,846  64,517        Defined               63,917               600
Coca Cola Company                 Common         191216100   5,736,191  93,747        Defined               92,707             1,040
Colgate-Palmolive                 Common         194162103   3,129,037  31,990        Defined               31,590               400
Conagra Inc.                      Common         205887102     437,585  16,630         Sole                 16,630                 0
Constellation Energy Group Inc.   Common         210371100     757,226  24,675        Defined               24,675                 0
Cooper Tire and Rubber            Common         216831107     237,792  10,200        Defined                7,600             2,600
Costo Companies Inc.              Common         22160Q102     459,320   5,805         Sole                  5,805                 0
Dayton-Hudson Corp.               Common         239753106   8,179,710 119,085        Defined              116,760             2,325
Dell Computer                     Common         247025109   5,738,186 156,405        Defined              154,775             1,630
The Walt Disney Company           Common         254687106     446,030  14,806         Sole                 14,806                 0
Dover Corp.                       Common         260003108   2,037,890  52,675        Defined               39,975            12,700
Dow Chemical Co.                  Common         260543103     314,673   2,450         Sole                  2,450                 0
Du Pont (E I) De Nemours          Common         263534109     377,055   5,550         Sole                  5,550                 0
EMC Corporation                   Common         268648102   8,787,012 163,100        Defined              153,825             9,275
Electronic Data Systems Corp (New)Common         285661104     550,422   9,349         Sole                  9,349                 0
Emerson Electric Co.              Common         291011104     288,283   4,500         Sole                  4,500                 0
Equifax Inc.                      Common         294429105   3,570,735  99,705        Defined               99,130               575
Exxon Corp.                       Common         302290101  11,896,115 154,495        Defined              148,095             6,400
FPL Group Inc.                    Common         302571104   2,495,115  44,856        Defined               44,581               275
FDX Corp.                         Common         31304N107   1,213,301  22,010        Defined               21,985                25
Federal Home Loan Mtg Cor         Common         313400301     330,546   5,780         Sole                  5,780                 0
Federal National Mortgage         Common         313586109   5,341,419  81,315        Defined               77,990             3,325
First Merchants Corp.             Common         320817109   1,848,745  78,670        Defined               35,146            43,524
First Union Corp.                 Common         337358105     447,638   9,771        Defined                9,436               335
Firstar Corp. New Wis             Common         33763V109   1,791,205  64,840        Defined               64,156               684
Firsev., Inc.                     Common         337738108     458,799  13,371        Defined               10,371             3,000
GTE Corp.                         Common         362320103   4,924,702  69,362   PUT   Sole                 69,362                 0
The Gap, Inc.                     Common         364760108   3,601,065  73,868        Defined               70,493             3,375
General Electric Company          Common         369604103  20,755,163 189,220        Defined              160,695            28,525
General Motors Corp.              Common         370442105     407,642   6,357         Sole                  6,357                 0
Gillette Company                  Common         375766102     941,473  23,033        Defined               22,383               650
Guidant Corp                      Common         401698105   2,767,713  53,742        Defined               51,117             2,625
Hewlett-Packard Co.               Common         428236103   8,219,423  84,410        Defined               74,510             9,900
Hillenbrand Industries IN         Common         431573104     821,312  19,325        Defined               17,875             1,450
Home Depot Inc.                   Common         437076102  14,977,664 234,026        Defined              223,201            10,825
Illinois Tool Works Inc.          Common         452308109   9,825,099 126,165        Defined              112,615            13,550
Indiana Energy Inc.               Common         454707100   1,903,624  88,282         Sole                 88,282                 0
Ingersoll Rand                    Common         456866102   1,164,780  18,655        Defined               18,630                25
Intel Corp.                       Common         458140100  15,793,976 266,565        Defined              219,765            46,800
International Business Machine    Common         459200101   2,865,751  22,995        Defined               18,655             4,340
Interpublic Group Cos Inc.        Common         460690100  17,092,717 198,319        Defined              194,694             3,625
IPALCO Enterprises                Common         462613100     226,622  10,044         Sole                 10,044                 0
Jefferson-Pilot                   Common         475070108   5,454,815  84,735        Defined               77,410             7,325
Johnson and Johnson               Common         478160104   6,388,240  67,960        Defined               47,060            20,900
Johnson Controls                  Common         478366107   1,523,456  22,528        Defined               22,353               175
Kellogg Co.                       Common         487836108     550,920  16,600        Defined               13,800             2,800
Keycorp New                       Common         493267108     442,660  13,542         Sole                 13,542                 0
Lexmark Intl Group Inc Cl. A      Common         529771107     426,462   6,260        Defined                4,260             2,000
Lilly (Eli) and Co.               Common         532457108   8,975,320 131,990        Defined              115,800            16,190
Lilly Industries                  Common         532491107     447,577  23,950         Sole                 23,950                 0
Lincoln National Corp. of Indiana Common         534187109   5,108,948  98,249        Defined               66,948            31,301
Linear Technology                 Common         535678106   4,137,251  63,345        Defined               63,245               100
Lucent Technologies               Common         549463107  21,367,302 320,407        Defined              300,107            20,300
MBNA Corp                         Common         55262L100   3,250,423 107,452        Defined              101,677             5,775
MCN Energy Group, Inc.            Common         55267J100     648,468  29,987        Defined               29,537               450
MCI Worldcom Inc.                 Common         55268B106     263,086   2,810         Sole                  2,810                 0
Marsh Supermarkets Inc. Cl. B     Common         571783208   3,097,610 255,473         Sole                255,473                 0
Marsh Supermarkets Inc. Cl. A     Common         571783307   3,815,123 250,172         Sole                250,172                 0
Marshall & Ilsley                 Common         571834100     670,265   9,875         Sole                  9,875                 0
May Department Stores Co.         Common         577778103     678,108  16,439        Defined               12,464             3,975
McDonald's Corp.                  Common         580135101   4,092,665  98,766        Defined               78,166            20,600
McGraw Hill Companies, Inc.       Common         580645109     239,771   4,540         Sole                  4,540                 0
Medtronic Inc.                    Common         585055106   1,051,632  13,952        Defined               12,196             1,756
Mellon Bank Corp.                 Common         585509102   1,139,723  32,048        Defined               29,020             3,028
Merck and Co. Inc.                Common         589331107  11,632,406 162,691        Defined              137,991            24,700
Merrill Lynch & Co. Inc.          Common         590188108   2,701,160  35,080        Defined                    0            35,080
Microsoft Corp.                   Common         594918104   7,147,184  81,218        Defined               58,193            23,025
Minnesota Mining and ManufacturingCommon         604059105     647,922   7,442        Defined                1,442             6,000
Mobil Corp.                       Common         607059102   5,032,342  50,896        Defined               50,746               150
Monsanto Company                  Common         611662107     774,206  19,725        Defined               11,025             8,700
Morgan (J P) & Co.                Common         616880100     923,235   6,801        Defined                  801             6,000
Morgan Stanley, Dean Witter & Co. Common         617446448     464,748   4,905         Sole                  4,905                 0
Motoral Inc.                      Common         620076109     235,937   2,500        Defined                2,400               100
National City Corporation         Common         635405103  11,356,755 173,882        Defined               20,414           153,468
National Fuel and Gas Co.         Common         636180101   1,009,764  20,555        Defined               20,305               250
Norfolk Southern Corp.            Common         655844108     688,559  22,715        Defined               22,665                50
Nortel Networks Corp.             Common         656569100   4,474,627  52,220        Defined               51,920               300
Northern Trust Corp               Common         665859104     871,140   8,975         Sole                  8,975                 0
Old Republic Int'l Corp.          Common         680223104   3,215,727 186,419         Sole                186,419                 0
Paychex Inc.                      Common         704326107   7,174,700 226,868        Defined              201,705            25,163
Pepsico Inc.                      Common         713448108   2,015,938  53,051        Defined               26,851            26,200
Pfizer Inc.                       Common         717081103   3,416,827  32,580        Defined               30,980             1,600
Philip Morris Cos Inc.            Common         718154107     244,441   6,092         Sole                  6,092                 0
Pitney Bowes                      Common         724479100   7,963,040 124,666        Defined              119,591             5,075
T Rowe Price                      Common         741477103   5,314,117 142,420        Defined              125,920            16,500
Procter and Gamble Co.            Common         742718109   4,889,402  56,771        Defined               53,571             3,200
Royal Dutch Petroleum New         Common         780257804   1,138,237  19,150        Defined               10,750             8,400
SBC Communications                Common         78387G103   4,134,370  75,860        Defined               68,772             7,088
Standard & Poors Depository       Common         78462F103   1,227,214   9,120         Sole                  9,120                 0
Sara Lee Corp.                    Common         803111103   1,756,050  76,350        Defined               71,550             4,800
Schering-Plough Corp.             Common         806605101   7,063,149 142,150        Defined              134,725             7,425
Service Corp. Int'l               Common         817565104     656,538  35,730        Defined               35,430               300
Sigma-Aldrich Corp.               Common         826552101     349,561  10,300        Defined               10,300                 0
Smithkline Beecham PLC            Common         832378301     395,250   6,000         Sole                  6,000                 0
Solectron Corp.                   Common         834182107   1,420,120  21,295        Defined               19,245             2,050
Staples, Inc.                     Common         855030102     468,252  15,806        Defined                9,544             6,262
State Street Corp.                Common         857477103   6,483,067  78,050         Sole                 78,050                 0
Steris Corp                       Common         859152100   1,702,816  93,305        Defined               88,755             4,550
Sun Microsystems                  Common         866810104   4,128,985  62,090        Defined               61,415               675
Sungard Data Systems Inc.         Common         867363103   1,432,930  42,145        Defined               41,845               300
Sybron Intl. Corp.                Common         87114F106     217,425   7,800        Defined                7,600               200
Synovous Financial Corp.          Common         87161C105   3,769,970 185,594        Defined              184,657               937
Sysco Corp.                       Common         871829107   5,739,204 188,945        Defined              182,320             6,625
TCA Cable TV Inc.                 Common         872241104   1,114,593  20,060        Defined               13,060             7,000
Tellabs, Inc. Delaware            Common         879664100   5,884,734  84,825        Defined               83,750             1,075
Time Warner Inc.                  Common         887315109     426,119   6,215         Sole                  6,215                 0
Tyco Intl LTD New                 Common         902124106  10,923,167 117,770        Defined              106,795            10,975
United Technologies Corp.         Common         913017109   3,140,401  45,554        Defined               45,329               225
Vitesse Semiconductor             Common         928497106     419,431   6,208        Defined                2,708             3,500
Wachovia Corp.                    Common         929771103   2,322,604  27,365         Sole                 27,365                 0
Wal-Mart Stores Inc.              Common         931142103   1,738,634  37,140         Sole                 37,140                 0
Walgreen Company                  Common         931422109   7,805,430 264,027        Defined              262,427             1,600
Warner-Lambert Co.                Common         934488107   2,045,970  30,480        Defined               30,205               275
Werner Enterprise                 Common         950755108   1,692,576  83,584        Defined               81,834             1,750
Willamette Ind., Inc.             Common         969133107   1,760,218  37,155        Defined               37,130                25
Xerox Corp                        Common         984121103     218,697   3,875         Sole                  3,875                 0
Zions Bancorporation              Common         989701107     230,691   3,680         Sole                  3,680                 0

GRAND TOTAL                                                617,550,012 11,655,070                        9,933,880      0  1,721,190
                                                           =========== ==========                        =========      =  =========


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